INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2011
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 18        -      INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Revenues by Geographic Area - as percentage of total sales

	Year ended December 31,
	2011	2010	2009
USA	78%	69%	79%
India	7	14	3
Asia Pacific*	8	8	10
Europe*	5	7	5
Israel	2	2	3
Total	100%	100%	100%

* Represents revenue from individual countries of less than 10% each.

The basis of attributing revenues from external customers to individual countries is based on the headquarters location of the customer issuing the purchase order.

B.
Long-Lived Assets by Geographic Area - Substantially all of Tower's long-lived assets are located in Israel, substantially all of Jazz's long-lived assets are located in the United States and substantially all of TJP's long-lived assets are located in Japan.

Property and equipment, net - by Geographic Area

	As of December 31,
	2011	2010
Israel	$251,506	$283,287
United States	96,672	92,038
Japan	150,505	--
Total	$498,683	$375,325

C.	Major Customers - as percentage of net accounts receivable balance

Accounts receivable from significant customers representing 10% or more of the net accounts receivable balance as of December 31, 2011 and 2010 consist of the following customers:

	As of December 31,
	2011	2010
Customer 1	43%	--%
Customer 2	8%	10%
Customer 3	2%	16%

D.	Major Customers - as percentage of total sales

	Year ended December 31,
	2011	2010	2009
Customer A	32%	--%	--%
Customer B	7	14	3
Customer C	7	9	11
Customer D	4	16	17
Other customers (*)	8	12	7

(*)
Represents sales to two different customers accounted for 3% and 5% of sales during 2011; to two different customers accounted for 5% and 7% of sales during 2010 and to one customer accounted for 7% of sales during 2009.